Description of Business and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Description of Business and Summary of Significant Accounting Policies [Line Items]
Provision for Doubtful Accounts	$ 5.6		$ 6.6		$ 1.1
Percentage of FIFO Inventory	24.00%		29.00%
Interest Costs, Capitalized During Period	2.9		3.4		2.8
Depreciation	461.3		434.6		228.2
Finite-Lived Intangible Assets, Useful Life	12 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Asset Retirement Obligation	14.9		16.3
Foreign Currency Transaction Gain, after Tax	2.5				3.9
Foreign Currency Transaction Loss, after Tax			5.5
Foreign Currency Transaction Loss Related to Intercompany Loan, after Tax					13.5
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at the beginning of period	26.9		30.1		7.8
Reduction in sales and charges to costs and expenses	126.4	[1]	107.9	[1]	78.2	[1]
Deductions	(126.5)		(111.1)		(55.9)
Balance at end of period	$ 26.8		$ 26.9		$ 30.1
Minimum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Accounts Receivable, Approximate Range Receivables Due, Days	30 days
Finite-Lived Intangible Assets, Useful Life	2 years
Minimum [Member] | Building and Building Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Minimum [Member] | Machinery and Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Transportation Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Accounts Receivable, Approximate Range Receivables Due, Days	60 days
Finite-Lived Intangible Assets, Useful Life	40 years
Maximum [Member] | Building and Building Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Machinery and Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Maximum [Member] | Transportation Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Maximum [Member] | Machinery and Equipment, Mills [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	44 years
Maximum [Member] | Leasehold Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Restricted Stock, Non-Employee Directors [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year

[1]	Includes the impact of acquisitions.